INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
During the period from the Separation Date through December 31, 2010, the Company recognized $0.2 million of income tax expense as follows (in thousands):

Current	$—
Deferred	242

Total income tax expense	$242

Schedule of Effective Income Tax Rate Reconciliation
Income tax expense for the period from the Separation Date through December 31, 2010 is reconciled to the amount computed by applying the corporate tax rate as follows (in thousands):

Tax at statutory rate on income before income taxes	$100
Other	142

Income tax expense	$242

Schedule of Unrecognized Tax Benefits Roll Forward
The following is a reconciliation of the Company's beginning and ending unrecognized tax benefits (in thousands):

Balance at the Separation Date	$26,300
Additions (reductions) based on prior years' tax positions	—
Additions (reductions) based on 2010 tax positions	—

Balance at December 31, 2010	$26,300
Additions (reductions) based on prior years' tax positions	(760)
Additions (reductions) based on 2011 tax positions	—

Balance at December 31, 2011	25,540